Pro Forma and Consolidated Statements of Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Repurchase Agreements
Weighted average accounting yield		77.00%
Benchmark interest change		0.125%
Additional repurchase agreements acquired subsequent to period end		$ 1,100,000
Potential increase in interest expense	400	1,600
ABS Subprime
Face value of Agency RMBS acquired subsequent to period end		1,100,000
Weighted average accounting yield		14.30%
Benchmark interest change		0.125%
Potential increase in interest income	$ 400	$ 1,600